Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data	Jul. 02, 2011	Jul. 03, 2010
Consolidated Balance Sheets
Trade accounts receivable, allowances	$ 41	$ 62
Common stock, shares authorized	1,200,000,000	1,200,000,000
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares issued	587,099,794	662,118,377
Common stock, shares outstanding	587,099,794	662,118,377